Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Ordinary shares, NIS par value	0.05	0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	31,080,876	30,448,838
Ordinary shares, shares fully paid	31,080,876	30,448,838